Marketable securities (Tables)	12 Months Ended
Dec. 31, 2019
Marketable securities [Abstract]
Marketable Securities with Changes in Fair Value Recognized in Other Comprehensive Income
Marketable securities are marked to market, with other than temporary changes in fair value recognized within “Other comprehensive income” (“OCI”).

	As of December 31,
(In $ millions)	2019	2018
Opening balance	35.2	20.7
Purchase of marketable securities	5.9	13.9
Sale of marketable securities	(31.3)	-
Unrealized gain on marketable securities	5.6	0.6
Realized loss on marketable securities	(15.4)	-
Total marketable securities	-	35.2